Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000110325
Account Value [Line Items]
Line Graph and Table Measure Name													Fund
Accumulated Value	$ 10,000	$ 9,695	$ 9,916	$ 10,817	$ 10,854	$ 10,962	$ 10,832	$ 10,808	$ 10,812	$ 11,241	$ 11,549	$ 11,715		$ 11,613	$ 11,478	$ 11,746	$ 12,060	$ 12,021	$ 12,024	$ 12,011	$ 12,222	$ 12,584	$ 12,844	$ 12,118	$ 11,658	$ 11,868	$ 11,828	$ 11,505	$ 11,841	$ 11,433	$ 11,545	$ 10,899	$ 11,205	$ 10,694	$ 11,545	$ 11,698	$ 11,571	$ 11,770	$ 11,641	$ 11,969	$ 11,849	$ 11,457	$ 11,906	$ 12,159	$ 12,114	$ 12,248	$ 11,932	$ 10,758	$ 8,026	$ 9,121	$ 9,284	$ 9,478	$ 9,327	$ 9,896	$ 9,441	$ 9,373	$ 10,789	$ 11,017	$ 11,195	$ 12,097	$ 12,045	$ 12,125	$ 12,421	$ 12,104	$ 11,913	$ 11,853	$ 11,453	$ 11,547	$ 10,989	$ 11,483	$ 11,838	$ 11,883	$ 11,854	$ 11,273	$ 11,524	$ 10,629	$ 11,191	$ 10,775	$ 9,538	$ 9,323	$ 10,835	$ 11,239	$ 12,017	$ 11,415	$ 11,394	$ 11,457	$ 10,750	$ 11,284	$ 11,821	$ 11,421	$ 11,235	$ 10,866	$ 11,597	$ 12,808	$ 12,707	$ 12,948	$ 13,014	$ 13,025	$ 13,403	$ 12,895	$ 13,224	$ 13,706	$ 14,555	$ 13,876	$ 14,060	$ 13,575	$ 13,646	$ 13,535	$ 13,625	$ 13,878	$ 14,286	$ 14,952	$ 15,469	$ 16,429	$ 16,534	$ 17,002	$ 17,275	$ 17,670	$ 19,253	$ 20,598	$ 19,323	$ 20,097
C000110341
Account Value [Line Items]
Line Graph and Table Measure Name													Fund
Accumulated Value	10,000	9,333	9,986	10,757	10,769	10,926	11,086	10,613	10,771	11,400	12,047	12,263		12,322	12,575	12,514	12,969	13,398	13,224	13,291	13,150	13,541	14,599	14,246	13,947	13,616	13,382	13,010	13,504	13,139	13,198	12,739	13,097	12,807	14,160	13,965	13,823	13,981	13,517	14,297	14,234	13,371	13,447	13,745	13,860	14,733	14,089	12,890	10,482	11,402	11,663	11,754	11,988	11,913	11,451	11,382	13,246	14,374	14,196	14,796	15,197	15,451	15,821	15,620	15,391	15,979	15,974	15,905	15,180	15,956	16,027	14,109	13,612	12,795	12,790	11,348	11,007	10,973	10,051	10,117	11,141	11,053	11,833	11,179	11,258	11,515	10,962	11,617	12,279	11,595	11,639	11,451	12,429	13,336	13,010	13,214	13,183	13,679	14,384	14,108	13,977	14,304	15,232	14,807	14,464	14,513	14,820	14,740	15,329	15,225	15,915	16,471	16,519	17,151	17,404	17,858	18,213	18,530	20,172	20,910	20,477	20,825
S&P Developed ex US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P Developed ex US Broad Market Index (Net)
Accumulated Value	10,000	9,895	9,607	10,097	10,101	10,246	10,019	9,837	10,131	10,459	10,607	10,873		11,116	11,513	11,535	11,883	11,881	12,180	12,395	12,535	12,778	13,371	12,749	12,543	12,836	12,609	12,417	12,656	12,471	12,550	11,469	11,486	10,883	11,688	11,958	11,990	12,302	11,690	12,364	12,201	11,892	12,235	12,662	12,822	13,288	12,995	11,827	10,125	10,908	11,422	11,810	12,165	12,830	12,539	12,090	13,933	14,694	14,572	14,934	15,269	15,768	16,285	16,109	16,172	16,453	15,952	16,348	15,537	16,292	15,421	15,212	15,363	14,320	14,408	12,971	13,659	13,057	11,734	12,358	13,669	13,601	14,724	14,341	14,637	14,982	14,410	15,047	15,589	14,975	14,436	13,767	15,107	15,978	15,926	16,225	16,772	16,319	16,892	16,650	17,207	17,684	17,895	16,958	16,973	16,497	17,272	17,495	17,412	18,242	19,152	19,766	19,622	20,460	20,958	21,311	21,462	22,165	23,526	24,940	22,173	24,246
S&P Emerging Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P Emerging Broad Market Index (Net)
Accumulated Value	10,000	9,676	10,049	10,527	10,802	10,924	11,021	10,498	10,521	11,060	11,442	11,685		11,947	12,144	12,260	13,004	13,395	13,319	13,665	13,701	14,224	15,445	14,808	14,415	14,310	13,894	13,346	13,706	13,221	13,038	12,045	12,600	12,260	13,212	13,309	13,538	13,825	13,002	13,719	13,627	13,010	13,187	13,705	13,724	14,646	14,015	13,295	11,037	12,090	12,240	13,161	14,262	14,645	14,321	14,612	15,904	16,870	17,352	17,612	17,335	17,839	18,109	18,375	17,265	17,767	17,208	17,377	16,763	17,028	16,866	16,287	15,912	15,050	15,051	14,257	14,186	14,389	12,913	12,455	14,105	13,952	14,879	14,049	14,348	14,273	13,978	14,571	15,455	14,666	14,389	13,877	14,873	15,411	14,876	15,496	15,694	15,978	16,161	16,633	16,714	17,045	18,356	17,661	17,169	17,199	17,249	17,240	17,348	17,495	18,264	19,129	19,428	19,905	20,993	21,349	20,987	21,324	22,495	23,049	20,708	22,885
Dow Jones Asia/Pacific Select Dividend 50 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Dow Jones Asia/Pacific Select Dividend 50 Index (Net)
Accumulated Value	10,000	9,700	9,926	10,834	10,874	10,973	10,846	10,828	10,839	11,273	11,582	11,757		11,660	11,528	11,802	12,123	12,083	12,083	12,076	12,291	12,663	12,931	12,199	11,730	11,949	11,911	11,592	11,936	11,523	11,634	10,986	11,298	10,787	11,650	11,806	11,671	11,880	11,751	12,091	11,976	11,579	12,041	12,305	12,258	12,397	12,082	10,894	8,129	9,282	9,402	9,618	9,471	10,055	9,587	9,523	10,968	11,204	11,387	12,310	12,253	12,344	12,652	12,335	12,124	12,103	11,730	11,746	11,217	11,698	12,007	12,108	12,186	11,611	11,776	10,815	11,358	11,088	9,756	9,502	10,877	11,481	12,221	11,680	11,597	11,636	10,956	11,479	12,069	11,708	11,548	11,047	11,890	13,127	13,171	13,265	13,339	13,503	13,695	13,253	13,539	14,112	15,075	14,269	14,397	13,984	14,126	13,889	13,952	14,312	14,704	15,352	16,009	16,948	17,061	17,527	17,794	18,241	20,010	21,344	19,655	20,597
Dow Jones Emerging Markets Select Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name													Dow Jones Emerging Markets Select Dividend Index (Net)
Accumulated Value	$ 10,000	$ 9,342	$ 9,996	$ 10,780	$ 10,801	$ 10,966	$ 11,134	$ 10,666	$ 10,819	$ 11,459	$ 12,097	$ 12,317		$ 12,371	$ 12,624	$ 12,556	$ 13,021	$ 13,465	$ 13,294	$ 13,366	$ 13,232	$ 13,632	$ 14,704	$ 14,344	$ 14,063	$ 13,722	$ 13,493	$ 13,112	$ 13,583	$ 13,228	$ 13,262	$ 12,805	$ 13,159	$ 12,855	$ 14,232	$ 14,049	$ 13,926	$ 14,092	$ 13,625	$ 14,415	$ 14,358	$ 13,492	$ 13,571	$ 13,878	$ 14,001	$ 14,883	$ 14,245	$ 13,035	$ 10,598	$ 11,564	$ 11,797	$ 11,889	$ 12,116	$ 12,042	$ 11,570	$ 11,508	$ 13,394	$ 14,546	$ 14,365	$ 15,007	$ 15,401	$ 15,663	$ 16,054	$ 15,830	$ 15,651	$ 16,267	$ 16,299	$ 16,178	$ 15,447	$ 16,235	$ 16,210	$ 15,052	$ 13,870	$ 13,090	$ 13,069	$ 11,543	$ 11,371	$ 11,342	$ 10,065	$ 10,149	$ 11,132	$ 11,132	$ 11,879	$ 11,246	$ 11,330	$ 11,570	$ 11,038	$ 11,689	$ 12,374	$ 11,736	$ 11,810	$ 11,438	$ 12,373	$ 13,331	$ 13,021	$ 13,223	$ 13,231	$ 13,813	$ 14,482	$ 14,250	$ 14,106	$ 14,449	$ 15,420	$ 14,752	$ 14,368	$ 14,452	$ 14,750	$ 14,665	$ 15,223	$ 15,153	$ 15,847	$ 16,335	$ 16,470	$ 17,031	$ 17,307	$ 17,777	$ 18,119	$ 18,503	$ 20,234	$ 20,902	$ 20,331	$ 20,754